NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Accumulated deficit	$ 5,090,000	$ 3,638,000
Account of highly liquid investments insured by the FDIC	250,000	250,000
Cash balance of highly liquid investments	728,000	600,000
Paid financing fees to RMB	1,300,000	12,000
Interest expense on amortization of deferred financing fees	$ 327,000	$ 37,000